Business Description and Basis of Presentation	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Business Description and Basis of Presentation

Note 1. Nature of Business

Fundamental Global Inc. (“Fundamental Global”, the “Company”, “we”, or “us”), formerly known as FG Financial Group, Inc. (“FGF”), is engaged in diverse business activities including reinsurance, asset management, merchant banking, manufacturing and managed services.

On January 3, 2024, FGF and FG Group Holdings, Inc. (“FGH”) signed a definitive plan of merger to combine the companies in an all-stock transaction (the “Merger”). Under the plan of the Merger, FGH common stockholders received one share of FGF common stock for each share of common stock of FGH held by such stockholder. Upon completion of the Merger on February 29, 2024, the combined company was renamed to Fundamental Global and the common stock and Series A cumulative preferred stock of the combined company would continue to trade on the Nasdaq under the tickers “FGF” and “FGFPP,” respectively. See Note 3 Merger of FGF and FGH.

As of March 31, 2024, Fundamental Global GP, LLC (“FG”) and its affiliated entities collectively beneficially owned approximately 28.3% of our common stock. D. Kyle Cerminara, our Chief Executive Officer and the Chairman of our Board of Directors, serves as Chief Executive Officer, Co-Founder and Partner of FG.

Business Segments

The Company conducts business through its three reportable segments including reinsurance, asset management, which included merchant banking services, and Strong Global Entertainment which includes manufacturing and managed services to cinemas and entertainment venues. The operating segments are determined based on the business activities, and reflect the manner in which financial information is currently evaluated by management.

Reinsurance

The Company’s wholly owned reinsurance subsidiary, FGRe, a Cayman Islands limited liability company, provides specialty property and casualty reinsurance. FGRe has been granted a Class B (iii) insurer license in accordance with the terms of The Insurance Act (as revised) of the Cayman Islands and underlying regulations thereto and is subject to regulation by the Cayman Islands Monetary Authority (the “Authority”). The terms of the license require advance approval from the Authority should FGRe wish to enter into any reinsurance agreements which are not fully collateralized.

As of March 31, 2024, the Company had eight active reinsurance contracts, including participating in a Funds at Lloyds (“FAL”) syndicate covering risks written by the syndicate during the 2021, 2022 and 2023 calendar years.

Asset Management

FG Strategic Consulting, LLC, (“FGSC”) a wholly-owned subsidiary of the Company, provides investment advisory services, including identifying, analyzing and recommending potential investments, advising as to existing investments and investment optimization, recommending investment dispositions, and providing advice regarding macro-economic conditions.

On December 21, 2020, we formed FG Management Solutions LLC (“FGMS”), formerly known as FG SPAC Solutions, LLC, a Delaware company, to facilitate the launch of our “SPAC Platform.” Under the SPAC Platform, we provide various strategic, administrative, and regulatory support services to newly formed SPACs for a monthly fee. Additionally, the Company co-founded a partnership, FG Merchant Partners, LP (“FGMP”), formerly known as FG SPAC Partners, LP, to participate as a co-sponsor for newly formed SPACs.

In the third quarter of 2022, the Company announced the expansion of its growth strategy through the formation of a merchant banking division.

In the fourth quarter of 2022, the Company invested $2.0 million into its first merchant banking project, FG Communities, Inc. (“FGC”). FGC is a self-managed real estate company focused on a growing portfolio of manufactured housing communities which are owned and operated by FGC.

Strong Global Entertainment

Strong Global Entertainment, Inc. (“Strong Global Entertainment”) is a leader in the entertainment industry providing mission critical products and services to cinema exhibitors and entertainment venues for over 90 years. The Company is a holding company and conducts business through its wholly-owned operating subsidiaries: Strong/MDI Screen Systems, Inc. (“Strong/MDI”) is a leading premium screen and projection coatings supplier in the world, and Strong Technical Services, Inc. (“STS”) provides comprehensive managed service offerings with 24/7/365 support nationwide to ensure solution uptime and availability.

On May 15, 2023, Strong Global Entertainment completed an initial public offering (“IPO”) of its Class A Voting Common Shares without par value (“Common Shares”). The IPO closed on May 18, 2023 and Strong Global Entertainment completed its separation from Fundamental Global, formerly FG Group Holdings, Inc. Following this transaction, Strong Global Entertainment became a separate publicly listed company, and FG Group Holdings holds approximately 76% of the Class A common shares and 100% of the Class B common shares as of March 31, 2024. As the Company continues to be the majority shareholder of Strong Global Entertainment, the financial results of Strong Global Entertainment are presented on a consolidated basis in the Company’s condensed consolidated financial statements. The Company reports the noncontrolling interest in Strong Global Entertainment as a component of equity separate from the Company’s equity. The Company’s net loss excludes the net loss attributable to the noncontrolling interest. Strong Global Entertainment’s Common Shares are listed on the NYSE American under the ticker symbol “SGE.”

Other

The Company owned and operated its Digital Ignition technology incubator and co-working facility in Alpharetta, Georgia. During the first quarter of 2024, the Company’s board authorized the sale of Digital Ignition and on April 16, 2024, the Company completed the sale of the Digital Ignition building and wholly owned subsidiary for proceeds of $6.5 million. Subsequent to March 31, 2024, the Company received approximately $1.3 million in cash, after payment of closing costs and repayment of debt at closing. In connection with the sale of the land and building, the Company recorded a non-cash impairment charge of approximately $1.4 million during the three months ended March 31, 2024 to adjust the carrying value of the assets to the fair market value less costs to sell.

FG Group Holdings Inc [Member]
Business Description and Basis of Presentation

1. Business Description and Basis of Presentation

Business Description

FG Group Holdings Inc. (previously Ballantyne Strong, Inc.) (“FG Group Holdings,” or the “Company”), a Nevada corporation, is a holding company. The Company’s holdings primarily consist of equity securities in public and private companies and real estate holdings in the United States and Canada.

The Company has historically conducted a large portion of its operations primarily through its Strong Entertainment operating segment. The Company completed the Separation (as defined below) and initial public offering (“IPO”) of the Strong Entertainment business on May 18, 2023. Following this transaction, Strong Global Entertainment became a separate publicly listed company, and FG Group Holdings holds approximately 76% of the Class A common shares and 100% of the Class B common shares as of December 31, 2023. As the Company continues to be the majority shareholder of Strong Global Entertainment, the financial results of Strong Global Entertainment are presented on a consolidated basis in the Company’s consolidated financial statements. The Company reports the noncontrolling interest in Strong Global Entertainment as a component of equity separate from the Company’s equity. The Company’s net loss excludes the net loss attributable to the noncontrolling interest.

Strong Global Entertainment manufactures and distributes premium large format projection screens and provides technical support services and other related products and services to the cinema exhibition industry, theme parks, schools, museums and other entertainment-related markets. Strong Entertainment also distributes and supports third party products, including digital projectors, servers, library management systems, menu boards and sound systems. As of December 31, 2023, the board of directors of Strong Global Entertainment approved a plan to exit its content business, including Strong Studios, Inc. (“Strong Studios”) and Unbounded Media Corporation (“Unbounded” and collectively with Strong Studios, the “Content Business”) and authorized management to proceed with such plan. The plan is expected to improve the Company’s focus on its core businesses, reduce general and administrative costs, and improve financial performance. See Note 3 for additional details of the shutdown of the Content Business.

Following the Separation and IPO, the operations of the Strong Entertainment operating segment are part of a newly established British Columbia corporation, Strong Global Entertainment, Inc. (“Strong Global Entertainment”). Strong Global Entertainment’s common shares are listed on the NYSE American under the ticker symbol “SGE.” In connection with the IPO, the Company and Strong Global Entertainment (and the subsidiaries of each) entered into a Master Asset Purchase Agreement, an IP Assignment Agreement, the FG Group Holdings Asset Transfer Agreement, the FG Group Holdings IP Assignment Agreement, the Joliette Plant Lease, the Share Transfer Agreements and a number of other agreements to govern the separation of the legacy Strong Entertainment business from the Company and the contribution of certain of the related business and assets to Strong Global Entertainment (the “Separation”). Under the Management Services Agreement, Strong Global Entertainment and the Company provide certain services to each other, which include information technology, legal, finance and accounting, human resources, tax, treasury, and other services, and charges a fee that is based on its actual costs and expenses for those services in the future (with mark-up, if necessary, to comply with applicable transfer pricing principles under Canadian and U.S. tax regulations).

The Company owns and operates its Digital Ignition technology incubator and co-working facility in Alpharetta, Georgia.

Basis of Presentation

The consolidated financial statements include the accounts of the Company and all majority owned and controlled domestic and foreign subsidiaries. All significant intercompany balances and transactions have been eliminated in consolidation.

The preparation of consolidated financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results and changes in facts and circumstances may alter such estimates and affect results of operations and financial position in future periods.

Strong Global Entertainment Inc [Member]
Business Description and Basis of Presentation

1. Business Description and Basis of Presentation

Business Description

Strong Global Entertainment (“Strong Global Entertainment,” or the “Company”) is a leader in the entertainment industry providing mission critical products and services to cinema exhibitors and entertainment venues for over 90 years. The Company is s a holding company and conducts business through its wholly-owned operating subsidiaries: Strong/MDI Screen Systems, Inc. (“Strong/MDI”) is a leading premium screen and projection coatings supplier in the world; Strong Technical Services, Inc. (“STS”) provides comprehensive managed service offerings with 24/7/365 support nationwide to ensure solution uptime and availability.

On May 15, 2023, the Company completed an initial public offering (“IPO”) of 1,000,000 of its Class A Voting Common Shares without par value (“Common Shares”) at a price to the public of $4.00 per share. The IPO closed on May 18, 2023 and the Company completed its separation from FG Group Holdings, Inc (“FG Group Holdings”). Total net proceeds of approximately $1.3 million were raised from the IPO after deducting underwriting discounts and commissions and offering costs. Offering costs totaled approximately $2.2 million. Strong Global Entertainment’s Common Shares are listed on the NYSE American under the ticker symbol “SGE.” Refer to Note 5 for additional details relating to the Company’s IPO and separation transactions.

As of December 31, 2023, the board of directors of Strong Global Entertainment approved the Company’s plan to exit its content business, including Strong Studios, Inc. (“Strong Studios”) and Unbounded Media Corporation (“Unbounded” and collectively with Strong Studios, the “Content Business”) and authorized management to proceed with such plan. The plan is expected to improve the Company’s focus on its core businesses, reduce general and administrative costs, and improve financial performance. See Note 3 for additional details of the shutdown of the Content Business.

On February 29, 2024, FG Financial Group, Inc. (“FG Financial”), and FG Group Holdings completed a merger transaction. Pursuant to the terms of the Merger Agreement FG Group Holdings became a wholly owned subsidiary of FG Financial. Following the Merger, FG Financial changed its name to Fundamental Global Inc (“Fundamental Global”). As a result of the Merger, the Company’s indirect controlling shareholder changed from FG Group Holdings to Fundamental Global.

Basis of Presentation

The consolidated financial statements include the accounts of the Company and all majority-owned and controlled domestic and foreign subsidiaries. All significant intercompany balances and transactions have been eliminated in consolidation.

In May 2023, the Company became a standalone publicly traded company, and its financial statements post-Separation are prepared on a consolidated basis. The combined financial statements for all periods presented prior to the Separation (see below for additional information) are now also referred to as “consolidated financial statements.” In connection with the Separation, the Company’s assets and liabilities were transferred to the Company on a carry-over (historical cost) basis.

The Company’s fiscal year begins on January 1 of the year stated and ends on December 31 of the same year. Unless otherwise indicated, all references to “dollars” and “$” in this proxy statement/prospectus are to, and amounts are presented in, U.S. dollars.

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results and changes in facts and circumstances may alter such estimates and affect results of operations and financial position in future periods.

For Periods Prior to the Separation

Prior to the Separation, the Company’s financial statements were derived from the consolidated financial statements and accounting records of FG Group Holdings as if Strong Global Entertainment had operated on a stand-alone basis during the periods presented and were prepared in accordance with U.S. Generally Accepted Accounting Principles (“U.S. GAAP”) and pursuant to the regulations of the U.S. Securities and Exchange Commission. Historically, Strong Global Entertainment was reported as an operating segment within FG Group Holdings’ reportable segments and did not operate as a stand-alone company. Accordingly, FG Group Holdings historically reported the financial position and the related results of operations, cash flows and changes in equity of Strong Global Entertainment as a component of FG Group Holdings’ consolidated financial statements.

Prior to the Separation, the historical results of operations included allocations of FG Group Holdings’ costs and expenses including FG Group Holdings’ corporate function which incurred a variety of expenses including, but not limited to, information technology, human resources, accounting, sales and sales operations, procurement, executive services, legal, corporate finance and communications.

For periods prior to the Separation, the operating results of Strong Global Entertainment have historically been disclosed as a reportable segment within the consolidated financial statements of FG Group Holdings enabling identification of directly attributable transactional information, functional departments and headcount. The combined balance sheets were primarily derived by reference to one, or a combination, of Strong Global Entertainment transaction-level information, functional department or headcount. Revenue and Cost of revenue were derived from transactional information specific to Strong Global Entertainment products and services. Directly attributable operating expenses were derived from activities relating to Strong Global Entertainment functional departments and headcount. Certain additional costs, including compensation costs for corporate employees, have been allocated from FG Group Holdings. The allocated costs for corporate functions included, but were not limited to, information technology, legal, finance and accounting, human resources, tax, treasury, research and development, sales and marketing activities, shared facilities and other shared services, which are not provided at the Strong Global Entertainment level. These costs were allocated on a basis of revenue, headcount or other measures Strong Global Entertainment has determined as reasonable.

Strong Global Entertainment employees also historically participated in FG Group Holdings’ stock-based incentive plans, in the form of restricted stock units (“RSUs”) and stock options issued pursuant to FG Group Holdings’ employee stock plan. Stock-based compensation expense has been directly reported by Strong Global Entertainment based on the awards and terms previously granted to FG Group Holdings’ employees.

Allocations for management costs and corporate support services provided to Strong Global Entertainment prior to the Separation totaled $0.3 million and $0.9 million for the year ended December 31, 2023 and December 31, 2022, respectively, all of which is included in general and administrative expenses. Following the Separation, Strong Global Entertainment operates as a stand-alone publicly traded company and the consolidated financial statements for the periods after the Separation reflect the Company’s actual administrative costs of operating as an independent entity. The management of Strong Global Entertainment believes the assumptions underlying the combined financial statements, including the assumptions regarding the allocated expenses prior to the Separation, reasonably reflect the utilization of services provided, or the benefit received by, Strong Global Entertainment during the periods presented. Nevertheless, the combined financial statements may not be indicative of Strong Global Entertainment’s future performance, do not necessarily include all of the actual expenses that would have been incurred had Strong Global Entertainment been an independent entity during the historical periods and may not reflect the results of operations, financial position, and cash flows had Strong Global Entertainment been a stand-alone company during the periods presented.

The operations of the Company are included in the consolidated U.S. federal, and certain state and local and foreign income tax returns filed by FG Group Holdings, where applicable. Income tax expense and other income tax related information contained in the financial statements prior to the Separation are presented on a separate return basis as if Strong Global Entertainment had filed its own tax returns.

Business Description and Basis of Presentation

1. Nature of Operations

Strong Global Entertainment, Inc. (“Strong Global Entertainment,” or the “Company”) is a leader in the entertainment industry providing mission critical products and services to cinema exhibitors and entertainment venues for over 90 years. The Company is a holding company and conducts business through its wholly-owned operating subsidiaries: Strong/MDI Screen Systems, Inc. (“Strong/MDI”) is a leading premium screen and projection coatings supplier in the world, and Strong Technical Services, Inc. (“STS”) provides comprehensive managed service offerings with 24/7/365 support nationwide to ensure solution uptime and availability.

On May 15, 2023, the Company completed an initial public offering (“IPO”) of its Class A Voting Common Shares without par value (“Common Shares”). The IPO closed on May 18, 2023 and the Company completed its separation (the “Separation”) from Fundamental Global Inc., formerly FG Group Holdings, Inc (“Fundamental Global”). The Company’s Common Shares are listed on the NYSE American under the ticker symbol “SGE.”

On February 29, 2024, FG Financial Group, Inc. (“FG Financial”), and FG Group Holdings completed a merger transaction (the “Merger”). Pursuant to the terms of the Merger Agreement, FG Group Holdings became a wholly owned subsidiary of FG Financial. Following the Merger, FG Financial changed its name to Fundamental Global Inc. (“Fundamental Global”). As a result of the Merger, the Company’s indirect controlling shareholder changed from FG Group Holdings to Fundamental Global.